Shareholder's Equity - Summary of Treasury Stock (Detail) - EUR (€) shares in Thousands, € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of treasury shares [line items]
Total amount	€ 281	€ 337	€ 325
Common shares B [member]
Disclosure of treasury shares [line items]
Total amount	€ 3	€ 2	€ 2
Aegon N.V [member]
Disclosure of treasury shares [line items]
Number of shares	91,893	76,419
Total amount	€ 281	€ 337
Aegon N.V [member] | Common shares [member] | Aegon N V [member]
Disclosure of treasury shares [line items]
Number of shares	65,540	61,418
Total amount	€ 269	€ 326
Aegon N.V [member] | Common shares [member] | Subsidiaries [member]
Disclosure of treasury shares [line items]
Number of shares	1,043	1,144
Total amount	€ 9	€ 9
Aegon N.V [member] | Common shares B [member]
Disclosure of treasury shares [line items]
Number of shares	25,310	13,856	15,346
Total amount	€ 3	€ 2	€ 2